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                           UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                             Form 13F
                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       McMorgan & Company LLC
Address:    One Bush Street, Suite 800
            San Francisco, CA 94104

Form 13F File Number: 801-60509

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Teresa Matzelle
Title: Vice President
Phone: 415-788-9300

Signature, Place, and Date of Signing:

	Teresa Matzelle		San Francisco, CA 	August 15, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934

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			Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total (000s): $0


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                   FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT            ----VOTING AUTHORITY----
  NAME OF ISSUER             -TITLE OF CLASS-     --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-   SOLE   SHARED     NONE




S REPORT SUMMARY                  0 DATA RECORDS            0          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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/SUBMISSION